Long-Term Debt - Tabular Disclosure (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-Term Debt
Total principal amount	$ 737,148	$ 860,000
Less: unamortized discount	(6,240)	(12,088)
Less: debt issuance costs, net	(6,899)	(10,258)
Total carrying amount	724,009	837,654
2022 Notes | Senior notes
Long-Term Debt
Total principal amount	409,148	500,000
2023 Notes | Senior notes
Long-Term Debt
Total principal amount	150,000	250,000
Revolving credit facility | Wells Fargo Bank N.A. | Revolver | Line of credit
Long-Term Debt
Total principal amount	$ 178,000	$ 110,000